Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001272950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 15, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2017
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
RBC BlueBay Emerging Market Select Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rbcgam_SupplementTextBlock

RBC FUNDS TRUST

RBC BlueBay Emerging Market Select Bond Fund

Supplement dated May 15, 2017 to the Prospectus for the RBC BlueBay Funds dated

January 27, 2017 (as supplemented February 2, 2017)

This Supplement provides updated information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC BlueBay Emerging Market Select Bond Fund

The table under the heading titled “Performance Table” on page 8 of the Prospectus is replaced with the following table to correct the Past 5 Years and Since Inception returns for Class A shares:

Average Annual Total Returns (for the periods ended December 31, 2016)
	Past Year	Past 5 Years	Since Inception
Class I Return Before Taxes	6.68%	0.91%	0.83%
Class I Return After Taxes on Distributions	6.68%	0.29%	0.20%
Class I Return After Taxes on Distributions and Sale of Shares	3.78%	0.47%	0.40%
Class A Return Before Taxes	1.88%	(0.17)%	(0.23)%
Class R6 Return Before Taxes	6.84%	1.04%	0.96%
JPMorgan GBI-EM Global Diversified Index[1] (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2011)	9.94%	(1.29)%	(1.55)%
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2011)	10.15%	5.90%	6.03%
JPMorgan GBI-EM Broad Diversified Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2011)	8.71%	(0.10)%	(0.26)%
50% JPMorgan GBI-EM Global Diversified and 50% JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2011)	10.16%	2.32%	2.24%

1

The Fund’s index was previously the JPMorgan GBI-EM Broad Diversified Index. The Fund changed its benchmark to the JPMorgan GBI-EM Global Diversified Index to allow for a better comparison of the Fund’s performance against a broad-based securities market index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2016)
RBC BlueBay Emerging Market Select Bond Fund | JPMorgan GBI-EM Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Past Year	rr_AverageAnnualReturnYear01	9.94%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	(1.29%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.55%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
RBC BlueBay Emerging Market Select Bond Fund | JPMorgan EMBI Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Past Year	rr_AverageAnnualReturnYear01	10.15%
Past 5 Years	rr_AverageAnnualReturnYear05	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
RBC BlueBay Emerging Market Select Bond Fund | JPMorgan GBI-EM Broad Diversified Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Past Year	rr_AverageAnnualReturnYear01	8.71%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
RBC BlueBay Emerging Market Select Bond Fund | 50% JPMorgan GBI-EM Global Diversified and 50% JPMorgan EMBI Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Past Year	rr_AverageAnnualReturnYear01	10.16%
Past 5 Years	rr_AverageAnnualReturnYear05	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
RBC BlueBay Emerging Market Select Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	6.68%
Past 5 Years	rr_AverageAnnualReturnYear05	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
RBC BlueBay Emerging Market Select Bond Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	6.68%
Past 5 Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%
RBC BlueBay Emerging Market Select Bond Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	3.78%
Past 5 Years	rr_AverageAnnualReturnYear05	0.47%
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
RBC BlueBay Emerging Market Select Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	1.88%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)
RBC BlueBay Emerging Market Select Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	6.84%
Past 5 Years	rr_AverageAnnualReturnYear05	1.04%
Since Inception	rr_AverageAnnualReturnSinceInception	0.96%

[1]	The Fund’s index was previously the JPMorgan GBI-EM Broad Diversified Index. The Fund changed its benchmark to the JPMorgan GBI-EM Global Diversified Index to allow for a better comparison of the Fund’s performance against a broad-based securities market index.